Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Statement Of Income And Comprehensive Income [Abstract]
Income tax expense, Realized gain on securities available for sale	$ (622)	$ (4,277)	$ (22)
Deferred income tax expense (benefit), Unrealized gain (loss) on securities available for sale arising during the period	3,235	(13,886)	5,401
Deferred income tax benefit, Net loss on securities transferred from available for sale held to maturity	(404)
Deferred income tax (benefit) expense, Fair value adjustments on derivatives	(2,699)	1,269
Deferred tax expense (benefit), Benefit plans	$ 346	$ (443)	$ 132